Income Tax - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 State Administration of Taxation, China [Member]	Dec. 31, 2013 Domestic Tax Authority [Member]	Dec. 31, 2013 Domestic Tax Authority [Member] Research and development Tax Credit Carryforward [Member]	Dec. 31, 2013 State and Local Jurisdiction [Member]	Dec. 31, 2013 State and Local Jurisdiction [Member] Research and development Tax Credit Carryforward [Member]	Feb. 28, 2012 Change in ownership, as defined in Section 382 [Member]	Feb. 28, 2012 Change in ownership, as defined in Section 382 [Member] Domestic Tax Authority [Member]	Feb. 28, 2012 Change in ownership, as defined in Section 382 [Member] Domestic Tax Authority [Member] Research and development Tax Credit Carryforward [Member]	Feb. 28, 2012 Change in ownership, as defined in Section 382 [Member] State and Local Jurisdiction [Member]	Feb. 28, 2012 Change in ownership, as defined in Section 382 [Member] State and Local Jurisdiction [Member] Research and development Tax Credit Carryforward [Member]
Valuation allowance (decrease) increase	$ 13,100,000	$ (23,800,000)
Net operating loss carryforwards			2,000,000	37,300,000		35,800,000			(58,700,000)		(59,600,000)
Tax credit carry forward					1,000,000		608,000			(2,200,000)		(1,600,000)
Deferred Tax Assets Gross	$ 18,250,000	$ 5,163,000						$ (27,700,000)